Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,781,590	$ 2,857,039
Non-Depletable	1,445,029	1,127,010
Total	4,226,619	3,984,049
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,269,310	2,303,719
Non-Depletable	326,175	377,700
Total	2,595,485	2,681,419
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	199,840	218,467
Non-Depletable	41,711	44,018
Total	241,551	262,485
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	60,721	74,758
Non-Depletable	3,605	5,507
Total	64,326	80,265
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	47,187	55,428
Non-Depletable	89,294	89,294
Total	136,481	144,722
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	187,826	186,668
Non-Depletable	19,634	24,801
Total	207,460	211,469
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	16,706	17,999
Non-Depletable	964,610	585,690
Total	981,316	603,689
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	669,612	675,029
Non-Depletable	893,632	882,429
Total	1,563,244	1,557,458
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	244,465	202,528
Non-Depletable	0	73,704
Total	244,465	276,232
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	143,753	172,512
Non-Depletable	347,018	347,018
Total	490,771	519,530
Silver interests [member] | Constancia Silver [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	158,896	169,527
Non-Depletable	6,482	10,056
Total	165,378	179,583
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	122,498	130,462
Non-Depletable	540,132	451,651
Total	662,630	582,113
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	205,691	211,959
Non-Depletable	86,302	8,708
Total	291,993	220,667
Palladium interest [member] | Stillwater Palladium [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	205,691	211,959
Non-Depletable	7,488	8,708
Total	213,179	220,667
Palladium interest [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0
Non-Depletable	78,814
Total	78,814
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	217,300	321,454
Non-Depletable	13,389	29,362
Total	230,689	350,816
Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0
Non-Depletable	67,035	9,451
Total	67,035	9,451
Platinum Interests [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0
Non-Depletable	9,451	9,451
Total	9,451	9,451
Platinum Interests [member] | Platreef Platinum [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0
Non-Depletable	57,584
Total	57,584
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	3,874,193	4,065,481
Non-Depletable	2,505,387	2,056,960
Total	$ 6,379,580	$ 6,122,441